Summary of Significant Accounting Policies (Details) - Schedule of Receivables and Contract Liabilities - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Receivables and Contract Liabilities [Abstract]
Accounts Receivable	$ 4,196	$ 5,592	$ 9,672